UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Export and Multinational Fund

May 31, 2017

EXF-QTLY-0717
1.802195.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 1.2%
BorgWarner, Inc.	107,500	$4,570
Delphi Automotive PLC	3,900	343
Gentex Corp.	334,400	6,347
Lear Corp.	17,600	2,623
The Goodyear Tire & Rubber Co.	191,700	6,177
		20,060
Automobiles - 0.6%
General Motors Co.	272,600	9,249
Distributors - 1.1%
Genuine Parts Co.	98,900	9,160
LKQ Corp. (a)	274,200	8,635
		17,795
Diversified Consumer Services - 0.3%
H&R Block, Inc.	197,600	5,244
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc. (b)	49,600	1,946
DineEquity, Inc.	29,800	1,363
Wyndham Worldwide Corp.	80,200	8,099
		11,408
Household Durables - 1.6%
NVR, Inc. (a)	11,500	26,247
Media - 5.1%
Charter Communications, Inc. Class A (a)	10,400	3,594
Comcast Corp. Class A	717,900	29,929
Discovery Communications, Inc. Class A (a)	192,300	5,096
Interpublic Group of Companies, Inc.	82,600	2,059
Liberty Media Corp. Liberty Media Class A (a)(b)	161,700	5,158
Omnicom Group, Inc.	153,500	12,851
Scripps Networks Interactive, Inc. Class A	40,200	2,662
Tegna, Inc.	72,600	1,724
The Walt Disney Co.	102,300	11,042
Twenty-First Century Fox, Inc. Class A	329,000	8,922
Viacom, Inc. Class B (non-vtg.)	80,300	2,794
		85,831
Multiline Retail - 1.8%
Dollar General Corp.	234,200	17,188
Dollar Tree, Inc. (a)	157,300	12,222
		29,410
Specialty Retail - 3.1%
AutoNation, Inc. (a)(b)	82,600	3,264
AutoZone, Inc. (a)	22,500	13,633
Bed Bath & Beyond, Inc.	63,300	2,178
Foot Locker, Inc.	58,900	3,499
GameStop Corp. Class A	96,800	2,143
Gap, Inc.	71,400	1,607
Ross Stores, Inc.	174,700	11,167
TJX Companies, Inc.	199,800	15,027
		52,518
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	39,400	1,821
Michael Kors Holdings Ltd. (a)	46,300	1,536
Ralph Lauren Corp.	54,400	3,688
VF Corp.	81,800	4,401
		11,446

TOTAL CONSUMER DISCRETIONARY		269,208

CONSUMER STAPLES - 6.7%
Beverages - 1.1%
Dr. Pepper Snapple Group, Inc.	146,100	13,560
Molson Coors Brewing Co. Class B	47,600	4,512
		18,072
Food & Staples Retailing - 2.8%
CVS Health Corp.	223,300	17,156
Kroger Co.	256,100	7,627
Wal-Mart Stores, Inc.	75,500	5,934
Walgreens Boots Alliance, Inc.	196,200	15,896
		46,613
Food Products - 2.3%
Danone SA	45,000	3,345
Hormel Foods Corp.	147,000	4,944
Hostess Brands, Inc. Class A (a)	928,600	14,616
The J.M. Smucker Co.	34,700	4,436
The Kraft Heinz Co.	57,500	5,302
Tyson Foods, Inc. Class A	87,600	5,023
		37,666
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	128,300	9,179

TOTAL CONSUMER STAPLES		111,530

ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp.	255,300	26,418
Exxon Mobil Corp.	448,700	36,120
Phillips 66 Co.	218,300	16,615
Suncor Energy, Inc.	550,300	17,224
Valero Energy Corp.	115,400	7,094
		103,471
FINANCIALS - 17.8%
Banks - 6.7%
JPMorgan Chase & Co.	602,600	49,504
U.S. Bancorp	385,000	19,593
Wells Fargo & Co.	852,500	43,597
		112,694
Consumer Finance - 0.2%
American Express Co.	47,600	3,662
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class B (a)	461,000	76,191
Insurance - 6.3%
Allstate Corp.	245,900	21,231
Chubb Ltd.	189,358	27,114
Marsh & McLennan Companies, Inc.	172,600	13,387
The Travelers Companies, Inc.	212,700	26,556
Torchmark Corp.	162,600	12,276
Willis Group Holdings PLC	28,000	4,106
		104,670

TOTAL FINANCIALS		297,217

HEALTH CARE - 16.8%
Biotechnology - 3.4%
AbbVie, Inc.	134,500	8,880
Amgen, Inc.	166,900	25,910
Biogen, Inc. (a)	38,800	9,613
Gilead Sciences, Inc.	186,000	12,070
		56,473
Health Care Equipment & Supplies - 0.8%
Danaher Corp.	110,600	9,394
Medtronic PLC	40,100	3,380
		12,774
Health Care Providers & Services - 8.3%
Aetna, Inc.	128,300	18,586
Anthem, Inc.	149,800	27,316
Cardinal Health, Inc.	100,400	7,459
Cigna Corp.	82,500	13,301
DaVita HealthCare Partners, Inc. (a)	103,400	6,851
Express Scripts Holding Co. (a)	99,400	5,939
Laboratory Corp. of America Holdings (a)	57,200	7,951
McKesson Corp.	74,500	12,150
MEDNAX, Inc. (a)	6,000	326
Quest Diagnostics, Inc.	111,100	12,084
UnitedHealth Group, Inc.	125,300	21,950
Universal Health Services, Inc. Class B	40,900	4,649
		138,562
Pharmaceuticals - 4.3%
GlaxoSmithKline PLC	1,007,500	22,053
Johnson & Johnson	281,700	36,128
Pfizer, Inc.	403,300	13,168
		71,349

TOTAL HEALTH CARE		279,158

INDUSTRIALS - 13.4%
Aerospace & Defense - 4.6%
General Dynamics Corp.	145,800	29,634
Northrop Grumman Corp.	35,200	9,125
Rockwell Collins, Inc.	118,900	12,966
United Technologies Corp.	207,000	25,105
		76,830
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	72,400	4,852
Expeditors International of Washington, Inc.	226,000	12,064
United Parcel Service, Inc. Class B	130,600	13,840
		30,756
Airlines - 0.6%
Delta Air Lines, Inc.	189,800	9,325
Commercial Services & Supplies - 0.3%
Deluxe Corp.	68,700	4,683
Construction & Engineering - 0.5%
Fluor Corp.	109,775	4,925
Jacobs Engineering Group, Inc.	53,900	2,825
		7,750
Electrical Equipment - 0.7%
AMETEK, Inc.	135,724	8,282
Hubbell, Inc. Class B	35,700	4,138
		12,420
Industrial Conglomerates - 3.2%
General Electric Co.	1,151,300	31,523
Honeywell International, Inc.	98,200	13,060
Roper Technologies, Inc.	42,000	9,542
		54,125
Machinery - 0.5%
Snap-On, Inc.	47,900	7,744
Professional Services - 0.3%
Dun & Bradstreet Corp.	50,300	5,267
Road & Rail - 0.8%
Union Pacific Corp.	114,400	12,618
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	13,400	2,309

TOTAL INDUSTRIALS		223,827

INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 1.5%
Cisco Systems, Inc.	798,200	25,167
F5 Networks, Inc. (a)	2,600	333
		25,500
Electronic Equipment & Components - 0.1%
Avnet, Inc.	45,200	1,658
Internet Software & Services - 2.0%
Alphabet, Inc. Class A (a)	34,400	33,956
IT Services - 1.9%
Amdocs Ltd.	55,800	3,615
Cognizant Technology Solutions Corp. Class A	136,199	9,113
Fidelity National Information Services, Inc.	40,200	3,452
IBM Corp.	50,000	7,632
The Western Union Co.	378,900	7,207
		31,019
Semiconductors & Semiconductor Equipment - 1.0%
Qualcomm, Inc.	291,500	16,694
Software - 2.1%
CA Technologies, Inc.	322,900	10,259
Constellation Software, Inc.	13,300	6,878
Oracle Corp.	388,400	17,629
Trion World, Inc. (a)(c)	1,062,359	0
Trion World, Inc.:
warrants 8/10/17 (a)(c)	28,722	0
warrants 10/3/18 (a)(c)	42,310	0
		34,766
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	496,700	75,876
Hewlett Packard Enterprise Co.	331,700	6,239
HP, Inc.	868,700	16,297
NCR Corp. (a)	8,100	312
		98,724

TOTAL INFORMATION TECHNOLOGY		242,317

MATERIALS - 1.3%
Chemicals - 1.2%
LyondellBasell Industries NV Class A	92,900	7,480
PPG Industries, Inc.	112,900	12,008
		19,488
Metals & Mining - 0.1%
Steel Dynamics, Inc.	49,500	1,683

TOTAL MATERIALS		21,171

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	620,100	28,921
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	103,700	3,765
TOTAL COMMON STOCKS
(Cost $1,400,145)		1,580,585
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 12% 10/10/19 pay-in-kind(c)(d)
(Cost $425)	$425	179
	Shares	Value (000s)

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.86% (e)	81,596,964	81,613
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	5,278,286	5,279
TOTAL MONEY MARKET FUNDS
(Cost $86,892)		86,892
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,487,462)		1,667,656
NET OTHER ASSETS (LIABILITIES) - 0.0%		318
NET ASSETS - 100%		$1,667,974

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $179,000 or 0.0% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Trion World, Inc.	8/22/08 - 3/20/13	$5,798
Trion World, Inc. warrants 8/10/17	8/10/10	$0
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 12% 10/10/19 pay-in-kind	10/10/13 - 4/10/17	$425

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$226
Fidelity Securities Lending Cash Central Fund	50
Total	$276

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Liberty Media Corp. Liberty Braves Class A	$3,268	$1,694	$6,350	$--	$--
Liberty Media Corp. Liberty Media Class A	13,112	1,961	17,105	--	--
Liberty Media Corp. Liberty SiriusXM Class A	14,215	--	16,355	--	--
Total	$30,595	$3,655	$39,810	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$269,208	$269,208	$--	$--
Consumer Staples	111,530	99,006	12,524	--
Energy	103,471	103,471	--	--
Financials	297,217	297,217	--	--
Health Care	279,158	257,105	22,053	--
Industrials	223,827	223,827	--	--
Information Technology	242,317	242,317	--	--
Materials	21,171	21,171	--	--
Telecommunication Services	28,921	28,921	--	--
Utilities	3,765	3,765	--	--
Corporate Bonds	179	--	--	179
Money Market Funds	86,892	86,892	--	--
Total Investments in Securities:	$1,667,656	$1,632,900	$34,577	$179

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $1,488,107,000. Net unrealized appreciation aggregated $179,549,000, of which $214,809,000 related to appreciated investment securities and $35,260,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017